Variable Interest Entities -- OMFH Conduit Facility (Details) - OneMain - Variable Interest Entity, Primary Beneficiary	Jan. 21, 2016 USD ($) loan	Jan. 21, 2018 USD ($)	Jan. 21, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 21, 2016 USD ($)
OneMain Warehouse Facility
Variable Interest Entity [Line Items]
Number of bilateral conduit facilities | loan	4
Maximum borrowing capacity	$ 2,400,000,000
OneMain Financial B1 Warehouse Trust
Variable Interest Entity [Line Items]
Maximum borrowing capacity	$ 550,000,000
Funding period	3 years
OneMain Financial B1 Warehouse Trust | Scenario, Forecast
Variable Interest Entity [Line Items]
Line of credit facility, remaining borrowing capacity, reduction		$ 350,000,000	$ 450,000,000
OneMain Financial B2 Warehouse Trust
Variable Interest Entity [Line Items]
Maximum borrowing capacity	$ 750,000,000
Funding period	3 years
OneMain Financial B3 Warehouse Trust
Variable Interest Entity [Line Items]
Maximum borrowing capacity	$ 350,000,000
Funding period	3 years
Outstanding balance				$ 0
OneMain Financial B4 Warehouse Trust
Variable Interest Entity [Line Items]
Maximum borrowing capacity	$ 750,000,000
Funding period	3 years
Outstanding balance				0
OneMain Financial B5 Warehouse Trust
Variable Interest Entity [Line Items]
Maximum borrowing capacity					$ 550,000,000
Outstanding balance				0
OneMain Financial B5 Warehouse Trust | Scenario, Forecast
Variable Interest Entity [Line Items]
Line of credit facility, remaining borrowing capacity, reduction		$ 100,000,000	$ 100,000,000
OneMain Financial B6 Warehouse Trust
Variable Interest Entity [Line Items]
Maximum borrowing capacity					$ 750,000,000
Outstanding balance				$ 250,000,000